CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jul. 13, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares issued		71,882,729	63,262,039	61,537,901
Common stock, shares outstanding		71,882,729	63,262,039	61,537,901
Cik0001819516 Aspirational Consumer Lifestyle Corp
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Cik0001819516 Aspirational Consumer Lifestyle Corp | Common Class A
Shares subject to possible redemption		23,974,632	21,293,210
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued		0	2,681,422
Common stock, shares outstanding		0	2,681,422
Cik0001819516 Aspirational Consumer Lifestyle Corp | Class B Ordinary Shares
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		5,993,658	5,993,658
Common stock, shares outstanding		5,993,658	5,993,658